UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4520 Main Street Suite 1425 Kansas City, MO	64111
(Address of principal executive offices)	(Zip code)

Matrix 360 Administration, LLC.
4520 Main Street
Suite 1425
Kansas City, MO  64111

(Name and address of agent for service)

Registrant's telephone number, including area code: 877.244.6235

Date of fiscal year end:  02/28/2014

Date of reporting period: 8/31/2013

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi-Annual report to Shareholders of the Snow Family of Funds, a series of funds that are part of the 360 Funds, for the period ended August 31, 2013 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

Snow Capital Focused Value Fund
Class A Shares (Ticker Symbol: SFOAX)
Class I Shares (Ticker Symbol: SFOIX)

Snow Capital Hedged Equity Fund
Class A Shares (Ticker Symbol: SHEAX)
Class I Shares (Ticker Symbol: SHEIX)

Snow Capital Market Plus Fund
Class A Shares (Ticker Symbol: SPLAX)
Class I Shares (Ticker Symbol: SPLIX)

Snow Capital Inflation Advantaged Equities Fund
Class A Shares (Ticker Symbol: SIAAX)
Class I Shares (Ticker Symbol: SIAIX)

Snow Capital Dividend Plus Fund
Class A Shares (Ticker Symbol: SDPAX)
Class I Shares (Ticker Symbol: SDPIX)

Snow Capital Mid Cap Value Fund
Class A Shares (Ticker Symbol: SNMAX)
Class I Shares (Ticker Symbol: SNMIX)

each a series of the
360 Funds

SEMI-ANNUAL REPORT

August 31, 2013

Investment Adviser

Snow Capital Management L.P.
2000 Georgetowne Drive, Suite 200
Sewickley, Pennsylvania 15143

TABLE OF CONTENTS

INVESTMENT HIGHLIGHTS	1
SCHEDULES OF INVESTMENTS	4
STATEMENTS OF ASSETS AND LIABILITIES	16
STATEMENTS OF OPERATIONS	18
STATEMENTS OF CHANGES IN NET ASSETS	20
FINANCIAL HIGHLIGHTS	22
NOTES TO FINANCIAL STATEMENTS	25
ADDITIONAL INFORMATION	34
EXPENSE EXAMPLES	35
BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS	38

Snow Family of Funds	SEMI-ANNUAL REPORT
Investment Highlights
August 31, 2013 (Unaudited)

Snow Capital Focused Value Fund

The investment objective of the Fund is long-term growth of capital. The Fund’s principal investment strategy is to invest primarily in equity securities, including common and preferred stocks, convertible securities and shares of other investment companies and exchange-traded funds (“ETFs”) that invest in equity securities, fixed income securities, or other similar investments. Under normal market conditions the Fund will invest at least 80% of its net assets in equity securities of companies with market capitalizations greater than $1 billion.

Snow Capital Hedged Equity Fund

The investment objective of the Fund is long-term growth of capital and protection of investment principal with lower volatility than the U.S. equity market.  The Fund’s principal investment strategy is to invest at least 80% of long net assets in equity securities, including common and preferred stocks, convertible securities and shares of other investment companies and exchange-traded funds (“ETFs”) that invest in equity securities.  The Adviser will utilize short equity positions in individual equity securities and ETFs to reduce the portfolio’s overall market exposure.   The Fund may borrow money from banks or other financial institutions to purchase securities, commonly known as “leveraging,” in an amount not to exceed one-third of its total assets, as permitted by the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund may invest in equity and/or fixed income securities of companies of any size.  In addition to domestic securities, the Fund may also directly or indirectly invest in foreign equity, including investments in emerging markets.

The percentages in the above graphs are based on the portfolio holdings of the Fund as of August 31, 2013 and are subject to change.

Snow Family of Funds	SEMI-ANNUAL REPORT
Investment Highlights
August 31, 2013 (Unaudited)

Snow Capital Market Plus Fund

The investment objective of the is long-term growth of capital.  The Fund’s principal investment strategy is to invest primarily in equity securities, including common and preferred stocks, convertible securities and shares of other investment companies and ETFs that invest in equity securities.  Under normal market conditions, the Fund will invest approximately 80% of its net assets in equity securities of companies that are among the top 300 securities by weighting in the Russell 3000 Value Index.  The Fund will invest in each of the top 20 securities by weighting in the Russell 3000 Value Index.  The Adviser will use fundamental analysis and valuation techniques to determine an appropriate weight for each position.

Snow Capital Inflation Advantaged Equities Fund

The investment objective of the Fund is long-term growth of capital and protection of investment principal.  The Fund’s principal investment strategy is to invest primarily in equity securities, including common and preferred stocks, convertible securities and shares of other investment companies and ETFs that invest in equity securities.

The percentages in the above graphs are based on the portfolio holdings of the Fund as of August 31, 2013 and are subject to change.

Snow Family of Funds	SEMI-ANNUAL REPORT
Investment Highlights
August 31, 2013 (Unaudited)

Snow Capital Dividend Plus Fund

The investment objective of the Fund is long-term growth of capital and income.  The Fund’s principal investment strategy is to invest in a diversified portfolio of equities, bonds, preferred stock, and options.  Under normal market conditions, the Fund will invest at least 80% of its net assets in equity securities that pay a dividend and are within the market capitalization range of the Russell 1000 Value Index.  With respect to its remaining assets, the Fund may invest in corporate bonds, sovereign bonds, convertible bonds, preferred stocks, or other securities or instruments whose prices are linked to the value of the underlying common stock of the issuer of the securities.  The Fund may have up to 25% of its net assets invested directly or indirectly in foreign equity  securities, including investments in emerging markets.

Snow Capital Mid Cap Value Fund

The investment objective of the Fund is long-term growth of capital.  The Fund’s principal investment strategy is to invest at least 80% of its net assets in equity securities of companies within the market capitalizations range of the Russell Mid Cap Value Index (“mid-cap securities”).  The Fund’s investments in equity securities may include common and preferred stocks, convertible securities and shares of other investment companies and ETFs that invest in equity securities of mid-cap companies.  In addition to equity securities, the Fund may also invest up to 15% of its net assets in U.S. Government or U.S. agency obligations.  The Fund may have up to 20% of its net assets invested directly or indirectly in foreign equity  securities, including investments in emerging markets.

The percentages in the above graphs are based on the portfolio holdings of the Fund as of August 31, 2013 and are subject to change.

SNOW FAMILY OF FUNDS	SEMI-ANNUAL REPORT
SCHEDULES OF INVESTMENTS
AUGUST 31, 2013 (Unaudited)

SNOW CAPITAL FOCUSED VALUE FUND

	Shares	Fair Value
COMMON STOCK - 95.92%

Aerospace & Defense - (3.82%)
General Dynamics Corp.	125	$10,406

Banks - (8.22%)
JPMorgan Chase & Co.	325	16,422
KeyCorp	510	5,952
		22,374
Electronics - (6.47%)
Agilent Technologies, Inc.	175	8,162
Avnet, Inc.	245	9,447
		17,609
Hand & Machine Tools - (4.53%)
Kennametal, Inc.	290	12,331

Healthcare Services - (9.24%)
Community Health Systems, Inc.	315	12,367
WellPoint, Inc.	150	12,771
		25,138
Insurance - (15.87%)
Genworth Financial, Inc. (a)	955	11,269
Hartford Financial Services Group, Inc.	485	14,356
MetLife, Inc.	380	17,552
		43,177
Leisure Time - (3.24%)
Royal Caribbean Cruises Ltd	240	8,806

Machinery - (1.97%)
Terex Corp. (a)	185	5,365

Mining - (4.31%)
Rio Tinto PLC - ADR	260	11,729

Miscellaneous Manufacturing - (6.59%)
Eaton Corp. PLC	160	10,131
Textron, Inc.	290	7,813
		17,944
Oil & Gas - (11.23%)
BP PLC - ADR	370	15,281
Chesapeake Energy Corp.	395	10,195
Nabors Industries Ltd.	330	5,082
		30,558
Oil & Gas Services - (4.02%)
Baker Hughes, Inc.	235	10,925

Retail - (8.23%)
Big Lots, Inc. (a)	335	11,866
Kohl's Corp.	205	10,518
		22,384
Software - (8.18%)
Microsoft Corp.	420	14,028
VeriFone Systems, Inc. (a)	415	8,225
		22,253

TOTAL COMMON STOCK COST (Cost $242,891)		260,999

SNOW FAMILY OF FUNDS	SEMI-ANNUAL REPORT
SCHEDULES OF INVESTMENTS
AUGUST 31, 2013 (Unaudited)

SNOW CAPITAL FOCUSED VALUE FUND

	Shares	Fair Value

SHORT TERM INVESTMENTS - (5.69%)
Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.08% (b) (Cost $15,490)	15,490	15,490

TOTAL INVESTMENTS (Cost $258,381) - 101.61%		$276,489
LIABILITIES IN EXCESS OTHER ASSETS, NET - (1.61%)		(4,394)
NET ASSETS - (100%)		$272,095

Percentages are stated as a percent of net assets.

(a)  Non-Income producing security.
(b) Rate shown represents the rate at August 31, 2013, is subject to change and resets daily.
ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

SNOW FAMILY OF FUNDS	SEMI-ANNUAL REPORT
SCHEDULES OF INVESTMENTS
AUGUST 31, 2013 (Unaudited)

SNOW CAPITAL HEDGED EQUITY FUND

	Shares	Fair Value
COMMON STOCK - 82.02%

Aerospace & Defense - (2.72%)
General Dynamics Corp.	170	$14,152

Banks - (5.70%)
JPMorgan Chase & Co.	520	26,276
KeyCorp	290	3,384
		29,660
Electronics - (4.98%)
Agilent Technologies Inc..	10	466
Avnet, Inc.	660	25,450
		25,916
Hand & Machine Tools - (3.19%)
Kennametal, Inc.	390	16,583

Healthcare Services - (12.18%)
Community Health Systems, Inc.	790	31,015
WellPoint, Inc.	380	32,353
		63,368
Insurance - (15.41%)
Genworth Financial, Inc. (a)	2,560	30,208
Hartford Financial Services Group, Inc.	750	22,200
MetLife, Inc.	600	27,714
		80,122
Leisure Time - (3.88%)
Royal Caribbean Cruises Ltd.	550	20,179

Machinery - (0.56%)
Terex Corp. (a)	100	2,900

Mining - (3.12%)
Rio Tinto PLC - ADR	360	16,240

Miscellaneous Manufacturing - (4.60%)
Eaton Corp. PLC	250	15,830
Textron, Inc.	300	8,082
		23,912
Oil & Gas - (7.42%)
BP PLC - ADR	510	21,063
Chesapeake Energy Corp.	620	16,002
Nabors Industries Ltd.	100	1,540
		38,605
Oil & Gas Services - (2.86%)
Baker Hughes Inc.	320	14,877

Retail - (7.27%)
Big Lots, Inc. (a)	430	15,231
Kohl's Corp.	440	22,576
		37,807
Software - (8.13%)
Microsoft Corp.	1,040	34,736
VeriFone Systems, Inc. (a)	380	7,532
		42,268

TOTAL COMMON STOCK (Cost $416,006)		426,589

EXCHANGE-TRADED FUND - 11.83%
Equity Funds - (11.83%)
Consumer Staples Select Sector SPDR Fund	700	27,657
SPDR S&P Telecom ETF	360	17,802
Utilities Select Sector SPDR Fund	430	16,039
TOTAL EXCHANGE-TRADED FUND (Cost $62,739)		61,498

SNOW FAMILY OF FUNDS	SEMI-ANNUAL REPORT
SCHEDULES OF INVESTMENTS
AUGUST 31, 2013 (Unaudited)

SNOW CAPITAL HEDGED EQUITY FUND

	Shares	Fair Value
SHORT TERM INVESTMENTS - 5.58%
Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.08% (b) (Cost $29,019)	29,019	$29,019

TOTAL INVESTMENTS - (Cost $507,764) - 99.43%		$517,106
OTHER ASSETS LESS LIABILITIES, NET - 32.05%		166,704
SECURITIES SOLD SHORT (Proceeds, $164,657) - (31.48)%		(163,714)
Net Assets - 100%		$520,096

SECURITIES SOLD SHORT - (-31.48)%
COMMON STOCK - (-4.93)%	Shares	Fair Value

Beverages - (-0.52%)
Constellation Brands, Inc. (a)	50	$2,713

Building Materials - (-0.46%)
Vulcan Materials Co.	50	2,390

Electric - (-0.45%)
Dynegy, Inc. (a)	120	2,332

Electronics - (-0.48%)
National Instruments Corp.	90	2,498

Insurance - (-0.57%)
Erie Indemnity Co.	40	2,950

Oil & Gas - (-0.48%)
Cheniere Energy, Inc. (a)	90	2,519

Pharmaceuticals - (-0.49%)
AbbVie, Inc.	60	2,557

Retail - (-0.42%)
Krispy Kreme Doughnuts, Inc. (a)	110	2,169

Telecommunications - (-0.53%)
Crown Castle International Corp. (a)	40	2,777

Transportation - (-0.53%)
Landstar System, Inc.	50	2,732

TOTAL COMMON STOCK SOLD SHORT (Proceeds $26,868)		25,637

EXCHANGE-TRADED FUND - (-26.55%)
Equity Fund - (-26.55%)
Consumer Discretionary Select Sector SPDR Fund	350	20,188
Energy Select Sector SPDR Fund	240	19,577
Financial Select Sector SPDR Fund	1,000	19,440
Health Care Select Sector SPDR Fund	410	20,180
Industrial Select Sector SPDR Fund	450	19,818
Materials Select Sector SPDR Fund	480	19,406
Technology Select Sector SPDR Fund	620	19,468
TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT (Cost $137,789)		138,077
TOTAL SECURITIES SOLD SHORT (Proceeds $164,657)		$163,714

Percentages are stated as a percent of net assets.

(a)  Non-Income producing security.
(b) Rate shown represents the rate at August 31, 2013, is subject to change and resets daily.
ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

SNOW FAMILY OF FUNDS	SEMI-ANNUAL REPORT
SCHEDULES OF INVESTMENTS
AUGUST 31, 2013 (Unaudited)

SNOW CAPITAL MARKET PLUS FUND

	Shares	Fair Value

COMMON STOCK - 96.94%

Aerospace & Defense - (2.48%)
General Dynamics Corp.	80	$6,660

Agriculture - (0.46%)
Archer-Daniels-Midland Co.	35	1,232

Banks - (15.69%)
Bank of America Corp.	385	5,436
Citigroup, Inc.	100	4,833
Goldman Sachs Group, Inc.	15	2,282
JPMorgan Chase & Co.	290	14,654
KeyCorp	305	3,559
Morgan Stanley	65	1,674
PNC Financial Services Group, Inc.	30	2,168
US Bancorp	50	1,806
Wells Fargo & Co.	140	5,751
		42,163
Computers - (1.81%)
Apple, Inc.	10	4,870

Cosmetics & Personal Care - (1.16%)
Procter & Gamble Co.	40	3,116

Electric - (2.46%)
Dominion Resources, Inc.	25	1,459
Duke Energy Corp.	35	2,296
NextEra Energy, Inc.	20	1,607
Southern Co.	30	1,249
		6,611
Electronics - (4.05%)
Agilent Technologies, Inc.	105	4,897
Avnet, Inc.	155	5,977
		10,874
Food - (0.91%)
Mondelez International, Inc.	80	2,454

Hand & Machine Tools - (2.69%)
Kennametal, Inc.	170	7,228

Healthcare Products - (1.13%)
Johnson & Johnson	35	3,024

Healthcare Services - (5.86%)
Community Health Systems, Inc.	180	7,067
UnitedHealth Group, Inc.	20	1,435
WellPoint, Inc.	85	7,237
		15,739
Insurance - (11.32%)
American International Group, Inc.	40	1,858
Berkshire Hathaway, Inc. (a)	35	3,893
Genworth Financial, Inc. (a)	565	6,667
Hartford Financial Services Group, Inc.	280	8,288
MetLife, Inc.	210	9,700
		30,406

SNOW FAMILY OF FUNDS	SEMI-ANNUAL REPORT
SCHEDULES OF INVESTMENTS
AUGUST 31, 2013 (Unaudited)

SNOW CAPITAL MARKET PLUS FUND

	Shares	Fair Value
COMMON STOCK - 96.94% (continued)

Leisure Time - (1.77%)
Royal Caribbean Cruises Ltd.	130	$4,770

Machinery - Construction & Mining - (1.08%)
Terex Corp.	100	2,900

Media - (0.45%)
Walt Disney Co.	20	1,217

Mining - (2.60%)
Rio Tinto PLC - ADR	155	6,992

Miscellaneous Manufacturing - (5.67%)
Eaton Corp. PLC	90	5,699
General Electric Co.	220	5,091
Textron, Inc.	165	4,445
		15,235
Oil & Gas - (14.38%)
BP PLC - ADR	215	8,879
Chesapeake Energy Corp.	230	5,936
Chevron Corp.	55	6,624
ConocoPhillips	35	2,320
Exxon Mobil Corp.	85	7,409
Nabors Industries Ltd.	330	5,082
Occidental Petroleum Corp.	15	1,323
Valero Energy Corp.	30	1,066
		38,639
Oil & Gas Services - (2.42%)
Baker Hughes, Inc.	140	6,509

Pharmaceuticals - (3.54%)
Merck & Co., Inc.	85	4,020
Pfizer, Inc.	195	5,501
		9,521
Retail - (5.77%)
Big Lots, Inc. (a)	190	6,730
CVS Caremark Corp.	45	2,612
Kohl's Corp.	120	6,157
		15,499
Semiconductors - (1.43%)
Intel Corp.	175	3,847

Software - (4.73%)
Microsoft Corp.	235	7,849
VeriFone Systems, Inc. (a)	245	4,856
		12,705
Telecommunications - (3.08%)
AT&T, Inc.	110	3,721
Cisco Systems, Inc.	195	4,545
		8,266

TOTAL COMMON STOCK (Cost $246,269)	7,225	260,477

SHORT TERM INVESTMENTS - 4.65%
Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.08% (b) (Cost $12,508)	12,508	12,508

TOTAL INVESTMENTS (Cost $258,777) - 101.59%		$272,985
LIABILITIES IN EXCESS OTHER ASSETS, NET - (1.59)%		(4,282)
NET ASSETS - 100%		$268,703

Percentages are stated as a percent of net assets.

(a)  Non-income producing security.
(b) Rate shown represents the rate at August 31, 2013, is subject to change and resets daily.
ADR - American Depositary Receipt.

The accompanying notes are an integral part of these schedule of investments.

SNOW FAMILY OF FUNDS	SEMI-ANNUAL REPORT
SCHEDULES OF INVESTMENTS
AUGUST 31, 2013 (Unaudited)

SNOW CAPITAL INFLATION ADVANTAGED EQUITIES FUND

	Shares	Fair Value
COMMON STOCK - 97.68%

Agriculture - (3.69%)
Archer-Daniels-Midland Co.	270	$9,507

Auto Parts & Equipment - (3.30%)
Johnson Controls, Inc.	210	8,511

Banks - (9.62%)
Bank of America Corp.	590	8,331
Goldman Sachs Group, Inc.	55	8,367
JPMorgan Chase & Co.	160	8,085
		24,783
Chemicals - (5.72%)
EI du Pont de Nemours & Co.	150	8,493
Mosaic Co.	150	6,247
		14,740
Cosmetics & Personal Care - (2.42%)
Procter & Gamble Co.	80	6,231

Electronics - (2.44%)
Agilent Technologies, Inc.	135	6,296

Food - (3.10%)
Mondelez International, Inc.	260	7,974

Forest Products & Paper - (2.93%)
International Paper Co.	160	7,554

Hand & Machine Tools - (3.14%)
Kennametal, Inc.	190	8,079

Healthcare Products - (3.18%)
Hospira, Inc. (a)	210	8,196

Healthcare Services - (2.06%)
Community Health Systems, Inc.	135	5,300

Insurance - (14.24%)
Aspen Insurance Holdings Ltd.	210	7,470
Hartford Financial Services Group, Inc.	340	10,064
MetLife, Inc.	235	10,855
XL Group PLC	280	8,277
		36,666
Machinery - Construction & Mining - (2.77%)
Joy Global, Inc.	145	7,122

Mining - (9.49%)
Alcoa, Inc.	530	4,081
Freeport-McMoRan Copper & Gold, Inc.	200	6,044
Newmont Mining Corp.	195	6,195
Rio Tinto PLC - ADR	180	8,120
		24,440

SNOW FAMILY OF FUNDS	SEMI-ANNUAL REPORT
SCHEDULES OF INVESTMENTS
AUGUST 31, 2013 (Unaudited)

SNOW CAPITAL INFLATION ADVANTAGED EQUITIES FUND

	Shares	Fair Value
COMMON STOCK - 97.68% (Continued)

Miscellaneous Manufacturing - (4.76%)
Eaton Corp. PLC	115	$7,282
General Electric Co.	215	4,975
		12,257
Oil & Gas - (13.76%)
BP PLC - ADR	215	8,879
Devon Energy Corp.	140	7,993
Nabors Industries Ltd.	400	6,160
Noble Corp.	180	6,696
Phillips 66	100	5,710
		35,438
Oil & Gas Services - (3.34%)
Baker Hughes, Inc.	185	8,601

Packaging & Containers - (3.31%)
Sealed Air Corp.	300	8,520

Retail - (2.27%)
Wal-Mart Stores, Inc.	80	5,838

Software - (2.14%)
Microsoft Corp.	165	5,511

TOTAL COMMON STOCK (Cost $247,943)		251,564

SHORT TERM INVESTMENTS - 4.06%
Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.08% (b) (Cost $10,460)	10,460	10,460

TOTAL INVESTMENTS (Cost $258,403) - 101.74%		$262,024
LIABILITIES IN EXCESS OTHER ASSETS, NET - (1.74)%		(4,478)
NET ASSETS - 100%		$257,546

Percentages are stated as a percent of net assets.

(a)  Non-income producing security.
(b) Rate shown represents the rate at August 31, 2013, is subject to change and resets daily.
ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

SNOW FAMILY OF FUNDS	SEMI-ANNUAL REPORT
SCHEDULES OF INVESTMENTS
AUGUST 31, 2013 (Unaudited)

SNOW CAPITAL DIVIDEND PLUS FUND

	Shares	Fair Value
COMMON STOCK - 95.26%

Aerospace & Defense - (2.05%)
General Dynamics Corp.	65	$5,411

Agriculture - (3.65%)
Archer-Daniels-Midland Corp.	165	5,810
Lorillard, Inc.	90	3,807
		9,617
Banks - (8.79%)
Banco Santander SA - ADR	740	5,261
Capital One Financial Corp.	70	4,519
JPMorgan Chase & Corp.	265	13,390
		23,170
Chemicals - (3.64%)
PetroLogistics LP (a)	800	9,608

Computers - (1.78%)
Hewlett-Packard Co.	210	4,691

Diversified Financial Services - (2.32%)
Federated Investors, Inc.	225	6,111

Electric - (2.36%)
Duke Energy Corp.	55	3,608
FirstEnergy Corp.	70	2,623
		6,231
Hand & Machine Tools - (2.98%)
Kennametal, Inc.	185	7,866

Healthcare Services - (5.09%)
Select Medical Holdings Corp.	630	5,336
WellPoint, Inc.	95	8,088
		13,424
Insurance - (6.16%)
Hartford Financial Services Group, Inc.	245	7,252
MetLife, Inc.	195	9,007
		16,259
Iron & Steel - (1.81%)
Nucor Corp.	105	4,776

Leisure Time - (3.06%)
Royal Caribbean Cruises Ltd.	220	8,072

Media - (1.60%)
Gannett Co., Inc.	175	4,216

Miscellaneous Manufacturing - (1.92%)
Eaton Corp. PLC	80	5,066

Oil & Gas - (14.57%)
BP PLC - ADR	185	7,640
Chesapeake Energy Corp.	255	6,582
ConocoPhillips	45	2,983
Devon Energy Corp.	135	7,707
Noble Corp.	125	4,650
Phillips 66	155	8,850
		38,412

SNOW FAMILY OF FUNDS	SEMI-ANNUAL REPORT
SCHEDULES OF INVESTMENTS
AUGUST 31, 2013 (Unaudited)

SNOW CAPITAL DIVIDEND PLUS FUND

	Shares	Fair Value
COMMON STOCK - 95.26% (Continued)

Oil & Gas Services - (5.33%)
Baker Hughes, Inc.	145	$6,741
Suburban Propane Partners LP (a)	160	7,328
		14,069
Packaging & Containers - (1.62%)
Sealed Air Corp.	150	4,260

Pharmaceuticals - (3.70%)
Teva Pharmaceutical Industries Ltd. - ADR	255	9,746

Real Estate Investment Trust - (3.03%)
Annaly Capital Management, Inc.	685	7,994

Retail - (3.11%)
Kohl's Corp.	160	8,210

Savings & Loans - (3.89%)
First Niagara Financial Group, Inc.	1,015	10,252

Semiconductors - (5.40%)
Intel Corp.	405	8,902
Intersil Corp.	240	2,489
Marvell Technology Group Ltd.	235	2,846
		14,237
Software - (5.69%)
Microsoft Corp.	270	9,018
Quality Systems, Inc.	290	6,000
		15,018
Telecommunications - (1.71%)
Verizon Communications, Inc.	95	4,501

TOTAL COMMON STOCK (Cost $243,311)		251,217

PREFERRED STOCK - 3.68%
Banks - (3.68%)
Bank of America Corp., 7.25%, Series L	9	9,710
TOTAL PREFERRED STOCK (Cost $11,381)		9,710

SHORT TERM INVESTMENTS - (2.77%)
Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.08% (b) (Cost $7,288)	7,288	7,288

TOTAL INVESTMENTS (Cost $261,980) - 101.71%		$268,215
LIABILITIES IN EXCESS OTHER ASSETS, NET - (1.71%)		(4,500)
NET ASSETS - 100%		$263,715

Percentages are stated as a percent of net assets.

(a)  Non-income producing security.
(b) Rate shown represents the rate at August 31, 2013, is subject to change and resets daily.
ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

SNOW FAMILY OF FUNDS	SEMI-ANNUAL REPORT
SCHEDULES OF INVESTMENTS
AUGUST 31, 2013 (Unaudited)

SNOW CAPITAL MID CAP VALUE FUND

	Shares	Fair Value
COMMON STOCK - 95.63%

Aerospace & Defense - (4.07%)
General Dynamics Corp.	100	$8,325
Spirit Aerosystems Holdings, Inc. (a)	120	2,710
		11,035
Agriculture - (2.47%)
Archer-Daniels-Midland Co.	190	6,690

Airlines - (1.32%)
Southwest Airlines Co.	280	3,587

Autoparts & Equipment - (5.25%)
Johnson Controls, Inc.	215	8,714
TRW Automotive Holdings Corp. (a)	80	5,526
		14,240
Banks - (4.43%)
KeyCorp	625	7,294
TCF Financial Corp.	335	4,707
		12,001
Electronics - (5.59%)
Agilent Technologies, Inc.	180	8,395
Avnet, Inc.	175	6,748
		15,143
Engineering & Construction - (1.38%)
KBR, Inc.	125	3,732

Forest Products & Paper - (1.91%)
International Paper Co.	110	5,193

Hand & Machine Tools - (3.53%)
Kennametal, Inc.	225	9,567

Healthcare Products - (2.81%)
Hospira, Inc. (a)	195	7,611

Healthcare Services - (6.24%)
Community Health Systems, Inc.	55	2,159
Health Management Associates, Inc. (a)	485	6,237
WellPoint, Inc.	100	8,514
		16,910
Insurance - (9.78%)
Assurant, Inc.	115	6,100
Genworth Financial, Inc. (a)	435	5,133
Hartford Financial Services Group, Inc.	300	8,880
Protective Life Corp.	65	2,716
XL Group PLC	125	3,695
		26,524
Leisure Time - (2.10%)
Royal Caribbean Cruises Ltd.	155	5,687

Machinery - Construction & Mining - (1.50%)
Terex Corp. (a)	140	4,060

Mining - (2.10%)
Alcoa, Inc.	740	5,698

Miscellaneous Manufacturing - (1.99%)
Textron, Inc.	200	5,388

SNOW FAMILY OF FUNDS	SEMI-ANNUAL REPORT
SCHEDULES OF INVESTMENTS
AUGUST 31, 2013 (Unaudited)

SNOW CAPITAL MID CAP VALUE FUND

COMMON STOCK - 95.63% (Continued)

	Shares	Fair Value
Oil & Gas - (14.48%)
Chesapeake Energy Corp.	245	$6,323
Devon Energy Corp.	130	7,422
Nabors Industries Ltd.	330	5,082
Noble Corp.	230	8,556
Patterson-UTI Energy, Inc.	210	4,114
Ultra Petroleum Corp. (a)	375	7,762
		39,259
Oil & Gas Services - (2.31%)
Baker Hughes, Inc.	135	6,276

Packaging & Containers - (2.15%)
Sealed Air Corp.	205	5,822

Pharmaceuticals - (3.03%)
Endo Health Solutions, Inc. (a)	200	8,218

Retail - (9.29%)
Big Lots, Inc. (a)	210	7,438
Kohl's Corp.	190	9,749
Macy's, Inc.	180	7,997
		25,184
Savings & Loans - (3.69%)
First Niagara Financial Group, Inc.	990	9,999

Semiconductors - (1.07%)
Marvell Technology Group Ltd.	240	2,906

Software - (3.14%)
VeriFone Systems, Inc. (a)	430	8,523

TOTAL COMMON STOCK (Cost $242,253)	10,170	259,253

SHORT TERM INVESTMENTS - 6.21%
Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.08% (b) (Cost $16,850)	16,850	16,850

TOTAL INVESTMENTS (Cost $259,103) - 101.84%		$276,103
LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (1.84)%		(4,992)
NET ASSETS - 100%		$271,111

Percentages are stated as a percent of net assets.

(a)  Non-income producing security.
(b) Rate shown represents the rate at August 31, 2013, is subject to change and resets daily.
ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

SNOW FAMILY OF FUNDS	SEMI-ANNUAL REPORT
STATEMENTS OF ASSETS AND LIABILITIES
AUGUST 31, 2013 (Unaudited)

	Snow Capital	Snow Capital	Snow Capital
	Focused Value Fund	Hedged Equity Fund	Market Plus Fund
Assets:
Investments, at value	$276,489	$517,106	$272,985
Deposits at broker	-	170,309	-
Due from advisor	4,304	4,074	4,650
Receivables:
Interest	1	2	1
Dividends	713	1,136	776
Prepaid expenses	930	930	930
Total assets	282,437	693,557	279,342

Liabilities:
Securities sold short, at value	-	163,714	-
Payables:
Dividends on securities sold short	-	18	-
Accrued distribution (12b-1) fees	11	11	11
Due to administrator	4,660	4,692	4,659
Accrued expenses	5,671	5,026	5,969
Total liabilities	10,342	173,461	10,639
Net Assets	$272,095	$520,096	$268,703

Sources of Net Assets:
Paid-in capital	$250,000	$500,000	$250,000
Undistributed net realized gain on investments	3,109	10,167	2,827
Undistributed (accumulated) net investment income (loss)	878	(356)	1,668
Net unrealized appreciation on investments	18,108	9,342	14,208
Net unrealized appreciation on securities sold short	-	943	-
Total Net Assets (Unlimited shares of beneficial interest authorized)	$272,095	$520,096	$268,703

Total Investments, at cost	258,381	507,764	258,777
Proceeds from securities sold short	-	164,657	-

Class A Shares:
Net assets	$10,872	$10,391	$10,737
Shares Outstanding (Unlimited shares of beneficial interest authorized)	500	500	500
Net Asset Value Per Share	$21.74	$20.78	$21.47

Maximum Offering Price Per Share (a)	$22.94	$21.93	$22.66

Minimum Redemption Price Per Share (b)(c)	$21.52	$20.57	$21.26

Class I Shares:
Net assets	$261,223	$509,705	$257,966
Shares Outstanding (Unlimited shares of beneficial interest authorized)	12,000	24,500	12,000
Net Asset Value and Offering Price Per Share	$21.77	$20.80	$21.50

Minimum Redemption Price Per Share (c)	$21.66	$20.70	$21.39

(a) A maximum sales charge of 5.25% is imposed on Class A shares.
(b) Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 0.50% contingent deferred sales charge ("CDSC") on shares redeemed within one year from the date of purchase.
(c) A redemption fee of 0.50% will be assessed on shares of the Fund that are held for 30 days or less.

The accompanying notes are an integral part of these financial statements.

SNOW FAMILY OF FUNDS	SEMI-ANNUAL REPORT
STATEMENTS OF ASSETS AND LIABILITIES
AUGUST 31, 2013 (Unaudited)

	Snow Capital
	Inflation Advantaged Equities Fund	Snow Capital Dividend Plus Fund	Snow Capital Mid Cap Value Fund
Assets:
Investments, at value	$262,024	$268,215	$276,103
Due from advisor	4,369	4,480	4,446
Receivables:
Interest	-	-	1
Dividends	710	656	190
Prepaid expenses	930	930	930
Total assets	268,033	274,281	281,670

Liabilities:
Payables:
Accrued distribution (12b-1) fees	11	11	11
Due to administrator	4,658	4,659	4,660
Accrued expenses	5,818	5,896	5,888
Total liabilities	10,487	10,566	10,559
Net Assets	$257,546	$263,715	$271,111

Sources of Net Assets:
Paid-in capital	$250,000	$250,000	$250,000
Undistributed net realized gain on investments	2,703	5,070	3,887
Undistributed net investment income	1,222	2,410	224
Net unrealized appreciation on investments	3,621	6,235	17,000
Total Net Assets (Unlimited shares of beneficial interest authorized)	$257,546	$263,715	$271,111

Total Investments, at cost	258,403	261,980	259,103

Class A Shares:
Net assets	$10,291	$10,538	$10,833
Shares Outstanding (Unlimited shares of beneficial interest authorized)	500	500	500
Net Asset Value Per Share	$20.58	$21.08	$21.67

Maximum Offering Price Per Share (a)	$21.72	$22.25	$22.87

Minimum Redemption Price Per Share (b)(c)	$20.37	$20.87	$21.45

Class I Shares:
Net assets	$247,255	$253,177	$260,278
Shares Outstanding (Unlimited shares of beneficial interest authorized)	12,000	12,000	12,000
Net Asset Value and Offering Price Per Share	$20.60	$21.10	$21.69

Minimum Redemption Price Per Share (c)	$20.50	$20.99	$21.58

(a) A maximum sales charge of 5.50% is imposed on Class A shares.
(b) Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 0.50% contingent deferred sales charge ("CDSC") on shares redeemed  within 12 months of purchase.
(c) A redemption fee of 0.50% will be assessed on shares of the Fund that are held for 30 days or less.

The accompanying notes are an integral part of these financial statements.

SNOW FAMILY OF FUNDS	SEMI-ANNUAL REPORT
STATEMENTS OF OPERATIONS
AUGUST 31, 2013 (Unaudited)

	Snow Capital	Snow Capital	Snow Capital
	Focused Value Fund	Hedged Equity Fund	Market Plus Fund

	For the	For the	For the
	Period Ended	Period Ended	Period Ended
	August 31, 2013 (a)	August 31, 2013 (a)	August 31, 2013 (a)
	(Unaudited)	(Unaudited)	(Unaudited)
Investment income:
Dividends	$2,199	$3,379	$2,529
Interest	5	31	4
Total investment income	2,204	3,410	2,533

Expenses:
Management fees	1,029	2,223	569
Distribution (12b-1) fees - Class A	11	11	11
Administration, Accounting and transfer agent fees and expenses	12,533	12,691	12,532
Miscellaneous	3,039	3,046	3,041
Audit fees	2,428	2,428	2,428
Legal fees	1,460	1,460	1,460
Custodian fees	1,048	1,048	1,048
Pricing fees	907	1,048	2,137
Trustee fees and expenses	765	765	765
Registration and filing fees	214	214	214
Insurance	33	33	33
Dividends on securities sold short	-	735	-
Interest expense	-	241	-
Total expenses	23,467	25,943	24,238
Less: fees waived and expenses absorbed	(22,141)	(22,177)	(23,373)
Net expenses	1,326	3,766	865

Net investment income (loss)	878	(356)	1,668

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	3,109	12,507	2,827
Securities sold short	-	(2,340)	-
Net realized gain on investments	3,109	10,167	2,827

Net change in unrealized appreciation on:
Investments	18,108	9,342	14,208
Securities sold short	-	943	-
Net change in unrealized appreciation	18,108	10,285	14,208

Net gain on investments	21,217	20,452	17,035

Net increase in net assets resulting from operations	$22,095	$20,096	$18,703

(a) The Funds commenced operations on March 28, 2013.

The accompanying notes are an integral part of these financial statements.

SNOW FAMILY OF FUNDS	SEMI-ANNUAL REPORT
STATEMENTS OF OPERATIONS
AUGUST 31, 2013 (Unaudited)

	Snow Capital
	Inflation Advantaged Equities Fund	Snow Capital Dividend Plus Fund	Snow Capital Mid Cap Value Fund

	For the	For the	For the
	Period Ended	Period Ended	Period Ended
	August 31, 2013 (a)	August 31, 2013 (a)	August 31, 2013 (a)
	(Unaudited)	(Unaudited)	(Unaudited)
Investment income:
Dividends (b)	$2,609	$3,542	$1,367
Interest	4	3	5
Total investment income	2,613	3,545	1,372

Expenses:
Management fees	1,104	843	853
Distribution (12b-1) fees - Class A	11	11	11
Administration, Accounting and transfer agent fees and expenses	12,527	12,530	12,532
Miscellaneous	3,040	3,040	3,039
Audit fees	2,428	2,428	2,428
Legal fees	1,460	1,460	1,460
Custodian fees	1,048	1,048	1,048
Pricing fees	1,279	1,571	1,426
Trustee fees and expenses	765	765	765
Registration and filing fees	214	214	214
Insurance	33	33	33
Total expenses	23,909	23,943	23,809
Less: fees waived and expenses absorbed	(22,518)	(22,808)	(22,661)
Net expenses	1,391	1,135	1,148

Net investment income	1,222	2,410	224

Realized and unrealized gain:
Net realized gain on:
Investments	2,703	5,070	3,887
Net realized gain on investments	2,703	5,070	3,887

Net change in unrealized appreciation on:
Investments	3,621	6,235	17,000
Net change in unrealized appreciation	3,621	6,235	17,000

Net gain on investments	6,324	11,305	20,887

Net increase in net assets resulting from operations	$7,546	$13,715	$21,111

(a) The Funds commenced operations on March 28, 2013.
(b) Includes foreign taxes withheld of $9, $73, and $0, respectively.

The accompanying notes are an integral part of these financial statements.

SNOW FAMILY OF FUNDS	SEMI-ANNUAL REPORT
STATEMENTS OF CHANGES IN NET ASSETS
AUGUST 31, 2013 (Unaudited)

	Snow Capital	Snow Capital	Snow Capital
	Focused Value Fund	Hedged Equity Fund	Market Plus Fund

	For the	For the	For the
	Period Ended	Period Ended	Period Ended
	August 31, 2013 (a)	August 31, 2013 (a)	August 31, 2013 (a)
	(Unaudited)	(Unaudited)	(Unaudited)
Increase in net assets from:
Operations:
Net investment income (loss)	$878	$(356)	$1,668
Net realized gain on investments	3,109	10,167	2,827
Net unrealized appreciation on investments	18,108	10,285	14,208
Net increase in net assets resulting from operations	22,095	20,096	18,703

Capital share transactions (Note 2):
Increase in net assets from capital share transactions	250,000	500,000	250,000

Increase in net assets	272,095	520,096	268,703

Net Assets:
Beginning of period	-	-	-

End of period	$272,095	$520,096	$268,703
Undistributed (accumulated) net investment income (loss)	$878	$(356)	$1,668

(a) The Funds commenced operations on March 28, 2013.

The accompanying notes are an integral part of these financial statements.

SNOW FAMILY OF FUNDS	SEMI-ANNUAL REPORT
STATEMENTS OF CHANGES IN NET ASSETS
AUGUST 31, 2013 (Unaudited)

	Snow Capital
	Inflation Advantaged Equities Fund	Snow Capital Dividend Plus Fund	Snow Capital Mid Cap Value Fund

	For the	For the	For the
	Period Ended	Period Ended	Period Ended
	August 31, 2013 (a)	August 31, 2013 (a)	August 31, 2013 (a)
	(Unaudited)	(Unaudited)	(Unaudited)
Increase in net assets from:
Operations:
Net investment income	$1,222	$2,410	$224
Net realized gain on investments	2,703	5,070	3,887
Net unrealized appreciation on investments	3,621	6,235	17,000
Net increase in net assets resulting from operations	7,546	13,715	21,111

Capital share transactions (Note 2):
Increase in net assets from capital share transactions	250,000	250,000	250,000

Increase in net assets	257,546	263,715	271,111

Net Assets:
Beginning of period	-	-	-

End of period	$257,546	$263,715	$271,111
Undistributed net investment income	$1,222	$2,410	$224

(a) The Funds commenced operations on March 28, 2013.

The accompanying notes are an integral part of these financial statements.

SNOW FAMILY OF FUNDS	SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
AUGUST 31, 2013 (Unaudited)

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	Snow Capital Focused Value Fund				Snow Capital Hedged Equity Fund

	Class A		Class I		Class A		Class I
	For the		For the		For the		For the
	Period Ended		Period Ended		Period Ended		Period Ended
	August 31, 2013 (a)		August 31, 2013 (a)		August 31, 2013 (a)		August 31, 2013 (a)
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

Net Asset Value, Beginning of Period	$20.00		$20.00		$20.00		$20.00

Investment Operations:
Net investment income (loss)	0.05		0.07		(0.04)		(0.01)
Net realized and unrealized gain on investments	1.69		1.70		0.82		0.81
Total from investment operations	1.74		1.77		0.78		0.80

Net Asset Value, End of Period	$21.74		$21.77		$20.78		$20.80

Total Return (b)	8.70%	(c)	8.85%	(c)	3.90%	(c)	4.00%	(c)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$11		$261		$10		$510

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	20.77%	(d)	20.52%	(d)	11.91%	(d) (e)	11.66%	(d) (e)
After fees waived and expenses absorbed	1.40%	(d)	1.15%	(d)	1.94%	(d) (e)	1.69%	(d) (e)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed	(18.85)%	(d)	(18.59)%	(d)	(10.38)%	(d) (e)	(10.13)%	(d) (e)
After fees waived and expenses absorbed	0.53%	(d)	0.78%	(d)	(0.40)%	(d) (e)	(0.16)%	(d) (e)

Portfolio turnover rate	22.26%	(c)	22.26%	(c)	119.37%	(c)	119.37%	(c)

(a) The Funds commenced operations on March 28, 2013.
(b) Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c) Not annualized.
(d) Annualized.
(e) The ratios include 0.44% for dividends on securities sold short and interest expense.

The accompanying notes are an integral part of these financial statements.

SNOW FAMILY OF FUNDS	SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
AUGUST 31, 2013 (Unaudited)

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

					Snow Capital
	Snow Capital Market Plus Fund				Inflation Advantaged Equities Fund

	Class A		Class I		Class A		Class I
	For the		For the		For the		For the
	Period Ended		Period Ended		Period Ended		Period Ended
	August 31, 2013 (a)		August 31, 2013 (a)		August 31, 2013 (a)		August 31, 2013 (a)
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

Net Asset Value, Beginning of Period	$20.00		$20.00		$20.00		$20.00

Investment Operations:
Net investment income	0.11		0.13		0.08		0.10
Net realized and unrealized gain on investments	1.36		1.37		0.50		0.50
Total from investment operations	1.47		1.50		0.58		0.60

Net Asset Value, End of Period	$21.47		$21.50		$20.58		$20.60

Total Return (b)	7.35%	(c)	7.50%	(c)	2.90%	(c)	3.00%	(c)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$11		$258		$10		$247

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	21.53%	(d)	21.28%	(d)	21.90%	(d)	21.65%	(d)
After fees waived and expenses absorbed	1.00%	(d)	0.75%	(d)	1.50%	(d)	1.25%	(d)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed	(19.31)%	(d)	(19.06)%	(d)	(19.53)%	(d)	(19.28)%	(d)
After fees waived and expenses absorbed	1.23%	(d)	1.48%	(d)	0.87%	(d)	1.12%	(d)

Portfolio turnover rate	20.87%	(c)	20.87%	(c)	20.79%	(c)	20.79%	(c)

(a) The Funds commenced operations on March 28, 2013.
(b) Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c) Not annualized.
(d) Annualized.

The accompanying notes are an integral part of these financial statements.

SNOW FAMILY OF FUNDS	SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
AUGUST 31, 2013 (Unaudited)

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	Snow Capital Dividend Plus Fund				Snow Capital Mid Cap Value Fund

	Class A		Class I		Class A		Class I
	For the		For the		For the		For the
	Period Ended		Period Ended		Period Ended		Period Ended
	August 31, 2013 (a)		August 31, 2013 (a)		August 31, 2013 (a)		August 31, 2013 (a)
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

Net Asset Value, Beginning of Period	$20.00		$20.00		$20.00		$20.00

Investment Operations:
Net investment income	0.17		0.19		-	(b)	0.02
Net realized and unrealized gain on investments	0.91		0.91		1.67		1.67
Total from investment operations	1.08		1.10		1.67		1.69

Net Asset Value, End of Period	$21.08		$21.10		$21.67		$21.69

Total Return (c)	5.40%	(d)	5.50%	(d)	8.35%	(d)	8.45%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$11		$253		$11		$260

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	21.53%	(e)	21.29%	(e)	21.17%	(e)	20.92%	(e)
After fees waived and expenses absorbed	1.25%	(e)	1.00%	(e)	1.25%	(e)	1.00%	(e)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed	(18.38)%	(e)	(18.13)%	(e)	(19.96)%	(e)	(19.71)%	(e)
After fees waived and expenses absorbed	1.91%	(e)	2.16%	(e)	(0.04)%	(e)	0.21%	(e)

Portfolio turnover rate	34.44%	(d)	34.44%	(d)	13.03%	(d)	13.03%	(d)

(a) The Funds commenced operations on March 28, 2013.
(b) Net investment income resulted in less than $0.01 per share.
(c) Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d) Not annualized.
(e) Annualized.

The accompanying notes are an integral part of these financial statements.

Snow Family of Funds	SEMI-ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2013 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Snow Family of Funds (the “Funds”) are a series of 360 Funds (the “Trust”). The Trust was organized on February 25, 2005 as a Delaware statutory trust. The Trust is registered as an open end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust currently offers eight series of shares. The following series of the Snow Family Funds: (i) Snow Capital Focused Value Fund (“Focused Value Fund”), (ii) Snow Capital Hedged Equity Fund (“Hedged Equity Fund”), (iii) Snow Capital Market Plus Fund (“Market Plus Fund”), (iv) Snow Capital Inflation Advantaged Equities Fund (“Inflation Advantaged Equities Fund”), (v) Snow Capital Dividend Plus Fund (“Dividend Plus Fund”), and (vi) Snow Capital Mid Cap Value Fund (“Mid Cap Value Fund”) (each a “Fund” and collectively, the Funds) are each an open end management investment company and separate series of the Trust. All of the Funds, except Snow Capital Dividend Plus Fund, are non-diversified Funds. As non-diversified Funds, they may invest a significant portion of its assets in a small number of companies. The Funds’ investment adviser is Snow Capital Management, L.P (the “Adviser”). Each Fund offers two classes of shares, Class A and Class I shares. Each class of shares commenced operations on March 28, 2013. Each class differs as to sales and redemption charges and ongoing fees. Income and realized/unrealized gains or losses are allocated to each class based on relative share balances. Each Fund’s investment objectives are as follows:

Focused Value Fund	Long-term growth of capital
Hedged Equity Fund	Long-term growth of capital and protection of investment principal with lower volatility than the U.S. equity market
Market Plus Fund	Long-term growth of capital
Inflation Advantaged Equities Fund	Long-term growth of capital and protection of investment principal
Dividend Plus Fund	Long-term growth of capital and income
Mid Cap Value Fund	Long-term growth of capital

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

a)         Investment Valuation - Equity securities, including Exchange Traded Funds (“ETFs”), listed on a securities exchange or quoted on a national market system are valued at 4:00 p.m., New York time, on the day of valuation. Price information on listed securities is taken from the exchange where the security is primarily traded. Equity securities that are traded on the NASDAQ National Market System, for which quotes are readily available, are valued at the official closing price. Securities that are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid quotation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy described below. When an equity security is valued by an independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in Level 2. Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1. Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as Level 2. The Funds normally use pricing services to obtain market quotations. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees (the “Board”). Depending on the relative significance of valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.  Fair value pricing may be used, for example, in situations where (i) a portfolio security, such as a small-cap stock, is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; (iii) trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation; or (iv) the security or warrant is a restricted security not registered under federal securities laws purchased through a private placement not eligible for resale. Because a fair value determination is based on an assessment of the value of the security pursuant to the policies approved by the Fund’s Board, the fair value price may differ substantially from the price at which the security may ultimately be traded or sold. The differences could be material. As of August 31, 2013, no securities were fair valued as determined by the Board.

Snow Family of Funds	SEMI-ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2013 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1 –	Quoted prices in active markets for identical securities.

Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2013, in valuing the Fund’s investments carried at fair value:

Security Classification (a)	Level 1	Level 2	Level 3	Total
Focused Value Fund:
Common Stock (b)	260,999	-	-	260,999
Short-Term Investments	15,490	-	-	15,490
Total Investments in Securities	276,489	-	-	276,489
Hedged Equity Fund:
Common Stock (b)	426,589	-	-	426,589
Exchange-Traded Funds (b)	61,498	-	-	61,498
Short-Term Investments	29,019	-	-	29,019
Total Investments in Securities	517,106	-	-	517,106
Common Stock – Sold Short (b)	25,637	-	-	25,637
Exchange-Traded Funds – Sold Short (b)	138,077	-	-	138,077
Total Investments in Securities Sold Short	163,714	-	-	163,714
Market Plus Fund:
Common Stock (b)	260,477	-	-	260,477
Short-Term Investments	12,508	-	-	12,508
Total Investments in Securities	272,985	-	-	272,985
Inflation Advantaged Equities Fund:
Common Stock (b)	251,564	-	-	251,564
Short-Term Investments	10,460	-	-	10,460
Total Investments in Securities	262,024	-	-	262,024
Dividend Plus Fund:
Common Stock (b)	251,217	-	-	251,217
Preferred Stock (b)	9,710	-	-	9,710
Short-Term Investments	7,288	-	-	7,288
Total Investments in Securities	268,215	-	-	268,215
Mid Cap Value Fund:
Common Stock (b)	259,253	-	-	259,253
Short-Term Investments	16,850	-	-	16,850
Total Investments in Securities	276,103	-	-	276,103

Snow Family of Funds	SEMI-ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2013 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

(a)           At August 31, 2013, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)           All common stock and exchange traded funds held in the Funds are Level 1 securities. For a detailed break-out of common stock by industry and exchange traded funds by investment type, please refer to the Schedules of Investments.

The Fund recognizes transfers, if any, between fair value hierarchy levels at the reporting period end.  There were no transfers between levels as of May 31, 2013, from the valuation input levels used on March 28, 2013 (inception date).

b)         Federal Income Taxes - The Funds intend to qualify as a regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Funds to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of their net investment company taxable income and net capital gains. Therefore, no provisions for federal income taxes are required.

As of and during the period since inception of March 28, 2013 through August 31, 2013, the Funds did not have any liabilities for any unrecognized tax expenses. The Funds recognize interest and penalties, if any, related to unrecognized tax liability as income tax expense in the statements of operations. During the period since inception of March 28, 2013 through August 31, 2013, the Funds did not incur any interest or penalties. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Delaware.

c)         Distributions to Shareholders - Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. GAAP requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital or net realized gains.

e)         Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

f)         Other - Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

g)         Short Sales of Securities – A Fund may make short sales, which are transactions in which a Fund sells a security it does not own in anticipation of a decline in the market value of that security.  To complete a short sale transaction, a Fund will borrow the security from a broker-dealer, which generally involves the payment of a premium and transaction costs.  A Fund then sells the borrowed security to a buyer in the market.  A Fund will then cover the short position by buying shares in the market either (i) at its discretion; or (ii) when called by the broker-dealer lender.  Until the security is replaced, a Fund is required to pay the broker-dealer lender any dividends or interest that accrues during the period of the loan.  In addition, the net proceeds of the short sale will be retained by the broker to the extent necessary to meet regulatory or other requirements, until the short position is closed out.

A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which a Fund replaces the borrowed security.  A Fund will realize a gain if the security declines in price between those dates.  The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses a Fund may be required to pay in connection with a short sale.  When a Fund makes a short sale, a Fund will segregate liquid assets (such as cash, U.S. government securities, or equity securities) on a Fund’s books and/or in a segregated account at a Fund’s custodian in an amount sufficient to cover the current value of the securities to be replaced as well as any dividends, interest and/or transaction costs due to the broker-dealer lender.  In determining the amount to be segregated, any securities that have been sold short by a Fund will be marked to market daily.  To the extent the market price of the security sold short increases and more assets are required to meet a Fund’s short sale obligations, additional assets will be segregated to ensure adequate coverage of a Fund’s short position obligations.

Snow Family of Funds	SEMI-ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2013 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

In addition, a Fund may make short sales “against the box”, i.e., when a Fund sells a security short when a Fund has segregated securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will hold such securities while the short sale is outstanding.  A Fund will incur transaction costs, including interest, in connection with opening, maintaining, and closing short sales against the box.

h)         Exchange Traded Funds – A Fund may invest in Exchange Traded Funds (“ETFs”).  ETFs are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees fees, and marketing expenses, and ETF shareholders, such as a Fund, pay their proportionate share of these expenses. Your cost of investing in a Fund will generally be higher than the cost of investing directly in ETFs.  By investing in a Fund, you will indirectly bear fees and expenses charged by the underlying ETFs in which a Fund invests in addition to a Fund's direct fees and expenses.

i)          Redemption fees - Shareholders that redeem shares within 30 days of purchase will be assessed a redemption fee of 0.50% of the amount redeemed. The redemption fee is paid directly to and retained by the Funds, and is designed to deter excessive short-term trading and to offset brokerage commissions, market impact and other costs that may be associated with short-term money movement in and out of the Funds. No redemption fees were paid to the Funds during the period since inception of March 28, 2013 through August 31, 2013.

2.	CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the Funds for the period since inception of March 28, 2013 through August 31, 2013 were as follows:

Focused Value Fund:	Sold	Redeemed	Reinvested	Net Increase
Class A
Shares	500	-	-	500
Value	$10,000	-	-	$10,000
Class I
Shares	12,000	-	-	12,000
Value	$240,000	-	-	$240,000

Hedged Equity Fund:	Sold	Redeemed	Reinvested	Net Increase
Class A
Shares	500	-	-	500
Value	$10,000	-	-	$10,000
Class I
Shares	24,500	-	-	24,500
Value	$490,000	-	-	$490,000

Market Plus Fund:	Sold	Redeemed	Reinvested	Net Increase
Class A
Shares	500	-	-	500
Value	$10,000	-	-	$10,000
Class I
Shares	12,000	-	-	12,000
Value	$240,000	-	-	$240,000

Snow Family of Funds	SEMI-ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2013 (Unaudited)

2.	CAPITAL SHARE TRANSACTIONS (continued)

Inflation Advantaged Equities Fund:	Sold	Redeemed	Reinvested	Net Increase
Class A
Shares	500	-	-	500
Value	$10,000	-	-	$10,000
Class I
Shares	12,000	-	-	12,000
Value	$240,000	-	-	$240,000

Dividend Plus Fund:	Sold	Redeemed	Reinvested	Net Increase
Class A
Shares	500	-	-	500
Value	$10,000	-	-	$10,000
Class I
Shares	12,000	-	-	12,000
Value	$240,000	-	-	$240,000

Mid Cap Value Fund:	Sold	Redeemed	Reinvested	Net Increase
Class A
Shares	500	-	-	500
Value	$10,000	-	-	$10,000
Class I
Shares	12,000	-	-	12,000
Value	$240,000	-	-	$240,000

3.	INVESTMENT TRANSACTIONS

For the period from inception of March 28, 2013 through October 31, 2012, aggregate purchases and sales of investment securities (excluding short-term investments) for Funds were as follows:

Fund	Purchases	Sales
Focused Value Fund:	$296,062	$56,280
Hedged Equity Fund	979,009	512,771
Market Plus Fund	296,783	53,341
Inflation Advantaged Equities Fund	297,015	51,775
Dividend Plus Fund	338,476	88,473
Mid Cap Value Fund	271,296	32,930

There were no government securities purchased or sold during the period.

Snow Family of Funds	SEMI-ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2013 (Unaudited)

4.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Funds have entered into Investment Advisory Agreements (the “Advisory Agreements”) with the Adviser.  Pursuant to the Advisory Agreements, the Adviser provides investment management services to the Funds in accordance with their investment objectives, policies and restrictions. As compensation for the investment advisory services provided to the Funds, the Adviser will receive a monthly management fee equal to an annual rate of each Fund’s net assets for Class A and I shares as follows:

Fund	Management Fee Rate	Accrued
Focused Value Fund:	0.90%	$1,029
Hedged Equity Fund	1.00%	2,223
Market Plus Fund	0.50%	569
Inflation Advantaged Equities Fund	1.00%	1,104
Dividend Plus Fund	0.75%	843
Mid Cap Value Fund	0.75%	853

The Adviser and the Funds have entered into an Expense Limitation Agreement (“Expense Agreements”) under which the Adviser has agreed to waive or reduce its fees and to assume other expenses of each Fund, if necessary, in an amount that limits annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, acquired fund fees and expenses, shareholder servicing fees, extraordinary expenses, dividend and interest expenses in connection with securities sold short and payments, if any, under the Rule 12b-1 Plan) to not more than the following average daily net assets of each of the Funds through April 30, 2014:

Fund	Expense Limitation	Management Fees Waived	Expenses Reimbursed
Focused Value Fund:	1.15%	$1,029	$21,112
Hedged Equity Fund	1.25%	2,223	19,954
Market Plus Fund	0.75%	569	22,804
Inflation Advantaged Equities Fund	1.25%	1,104	21,414
Dividend Plus Fund	1.00%	843	21,965
Mid Cap Value Fund	1.00%	853	21,808

If, at any time, the annualized expenses of Funds were less than the annualized expense ratios, the Trust, on behalf of Funds, would reimburse the Adviser for any fees previously waived and/or expenses previously assumed; provided, however, that repayment would be payable only to the extent that it (a) can be made during the three (3) years following the time at which the adviser waived fees or assumed expenses for the Funds, and (b) can be repaid without causing the expenses of Funds to exceed the annualized expense ratios.

At August 31, 2013, the cumulative unreimbursed amount paid and/or waived by the Adviser on behalf of the Funds that may be recouped no later than the dates stated below:

Fund	February 28, 2017	Totals
Focused Value Fund:	$22,141	$22,141
Hedged Equity Fund	22,177	22,177
Market Plus Fund	23,373	23,373
Inflation Advantaged Equities Fund	22,518	22,518
Dividend Plus Fund	22,808	22,808
Mid Cap Value Fund	22,661	22,661

Snow Family of Funds	SEMI-ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2013 (Unaudited)

4.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (continued)

The Fund has entered into an Investment Company Services Agreement (the “Services Agreement”) with M3Sixty Administration, LLC (“M3Sixty”). Pursuant to the Services Agreement, M3Sixty will provide day-to-day operational services to the Fund including, but not limited to:  (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Fund's portfolio securities; (d) pricing the Fund's shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Fund's legal compliance; (j) maintaining shareholder account records.

Under the Services Agreement, the Trust, on behalf of the Funds, pays M3Sixty servicing fees as described below plus reimbursement of out of pocket expenses for each Fund:

Fund Accounting	$5,000 annually, plus $1,500 for the second and each additional share class
Fund Administration	$5,000 annually, plus $1,500 for the second and each additional share class
Transfer Agency	$5,000 annually, plus $1,500 for the second and each additional share class
Fund Asset Based Fees (annualized)
0.15% on daily net assets between $0 and $200 million;
0.10% on the next $200 million of daily net assets;
0.05% on the next $200 million of daily net assets; and
0.025% in excess of $600 million of daily net assets

If the above fees, aggregated across all of the Funds (the “Complex”), are not at least $40,000 on an annual basis, a Complex minimum fee of $40,000 per year will apply.

For the period from inception of March 28, 2013 through August 31, 2013, the Funds accrued servicing fees as follows:

Fund	Service Fees
Focused Value Fund:	$12,533
Hedged Equity Fund	12,691
Market Plus Fund	12,532
Inflation Advantaged Equities Fund	12,527
Dividend Plus Fund	12,530
Mid Cap Value Fund	12,532

Certain officers of the Funds are also employees of M3Sixty.

The Fund has entered into a Distribution Agreement (the “Distribution Agreement”) with Matrix Capital Group, Inc. (the “Distributor”). Pursuant to the Distribution Agreement, the Distributor will provide distribution services to the Funds. The Distributor serves as underwriter/distributor of the Funds. Under the Distribution Agreement, for each Fund, the Distributor shall be paid an annual fee of $9,000 (provided, however, that for so long as a Fund is in the incubation stage, the annual fee shall be $4,500). The annual fee above includes the first share class of a Fund; the Distributor shall receive $1,500 annually for each additional class. The Distributor shall also receive an annualized amount equal to 0.75 bps (0.0075%) of the average assets of each Fund.

An officer of the Distributor is also an officer of M3Sixty.

The Funds have adopted a Distribution Plan (“Plan”) pursuant to Rule 12b-1 of the 1940 Act for the Funds. The Funds may expend up to 0.25% for Class A shares of a Fund’s average daily net assets annually to pay for any activity primarily intended to result in the sale of shares of the Funds and the servicing of shareholder accounts, provided that the Trustees have approved the category of expenses for which payment is being made.

Snow Family of Funds	SEMI-ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2013 (Unaudited)

4.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (continued)

The distribution plans for the Class A shares of the Funds took effect March 28, 2013. For the period from inception of March 28, 2013 through August 31, 2013, the Funds accrued 12b-1 expenses attributable to Class A shares as follows:

Fund	Class A 12b-1 Fees
Focused Value Fund:	$11
Hedged Equity Fund	11
Market Plus Fund	11
Inflation Advantaged Equities Fund	11
Dividend Plus Fund	11
Mid Cap Value Fund	11

5.	TAX MATTERS

There were no distributions paid during the period since inception of March 28, 2013 through August 31, 2013 for the Funds.

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at August 31, 2013 were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Focused Value Fund:	258,381	22,295	(4,187)	18,108
Hedged Equity Fund	347,555	21,486	(15,649)	5,837
Market Plus Fund	258,777	18,184	(3,976)	14,208
Inflation Advantaged Equities Fund	258,403	12,827	(9,206)	3,621
Dividend Plus Fund	261,980	15,875	(9,640)	6,235
Mid Cap Value Fund	259,103	21,029	(4,029)	17,000

The difference between book basis unrealized appreciation and tax-basis unrealized appreciation for the Hedged Equity Fund is attributable primarily to the tax deferral of losses on wash sales.

The Funds’ tax basis distributable earnings are determined only at the end of each fiscal year.

6.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of August 31, 2013, Snow Capital Management, L.P. held 100% of the Funds’ Class A & Class I shares outstanding.

7.	COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

Snow Family of Funds	SEMI-ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2013 (Unaudited)

8.	SUBSEQUENT EVENTS

In accordance with GAAP, Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

9.	RECENT ACCOUNTING PRONOUNCEMENTS

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.

In January 2013, the Financial Accounting Standards Board issued ASU No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities (“ASU 2013-01”) which amended ASC Subtopic 210-20, Balance Sheet Offsetting. ASU 2013-01 clarified the scope of ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of that entity’s financial statements to understand the effect of those arrangements on its financial position. ASU 2013-01 clarifies the scope of ASU 2011-11 as applying to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset either in accordance with other requirements of GAAP or subject to an enforceable master netting arrangement or similar agreement. The guidance in ASU 2013-01 and ASU 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU 2013-01 and ASU 2011-11 may have on the Fund’s financial statements.

In June 2013, the FASB issued ASU 2013-08, Financial Services Investment Companies, which updates the scope, measurement, and disclosure requirements for U.S. GAAP including identifying characteristics of an investment company, measurement of ownership in other investment companies and requires additional disclosures regarding investment company status and following guidance in Topic 946 of the FASB Accounting Standards Codification (“FASC”). The ASU is effective for interim and annual reporting periods that begin after December 15, 2013. Management is currently evaluating the impact that these pronouncements may have on the Fund’s financial statements.

Snow Family of Funds	SEMI-ANNUAL REPORT
ADDITIONAL INFORMATION
August 31, 2013 (Unaudited)

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Shareholder Tax Information - The Funds are required to advise you within 60 days of the Fund’s fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year.  The Funds did not pay any distributions during the period since inception of March 28, 2013 through August 31, 2013.

Tax information is reported from the Funds’ fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2014 to determine the calendar year amounts to be included on their 2013 tax returns. Shareholders should consult their own tax advisors.

TRUSTEES AND OFFICERS INFORMATION (Unaudited)

Remuneration Paid to Trustees and Officers - Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust.  Each Trustee who is not an “interested person” receives a fee of $500 each year plus $100 per Board or committee meeting attended per Fund, provided, that the Fund is in the incubation stage.  The Trust reimburses each Trustee and officer for their travel and other expenses relating to attendance at such meetings.

Name of Trustee1	Aggregate Compensation From the Snow Family Funds2	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Snow Family Funds Paid to Trustees2
Independent Directors
Art Falk	$1,350	None	None	$1,350
Thomas Krausz	$1,350	None	None	$1,350
Tom M. Wirtshafter	$1,350	None	None	$1,350
Interested Trustees
Randall K. Linscott	None	None	None	None

1	Each of the Trustees serves as a Trustee to six (6) Snow Family of Funds of the Trust. The Trust currently offers eight (8) series of shares.

2	Figures are for the period since inception of March 28, 2013 through August 31, 2013. Each of the Funds paid each Trustee $225 for the period.

Snow Family of Funds	SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses - (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as the redemption fee imposed by the Fund for certain short-term redemptions; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made on 03/28/13). You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the period since inception of 03/28/13 through 08/31/13
Focused Value Fund:	Beginning Account Value (03/28/2013)	Annualized Expense Ratio for the Period	Ending Account Value (08/31/2013)	Expenses Paid During Period
Actual Fund Return (in parentheses)
Class A (+8.75%)	$1,000.00	1.40%	$1,.087.00	$6.28	(a)
Class I (+8.85%)	$1,000.00	1.15%	$1,088.50	$5.17	(a)
Hypothetical 5% Fund Return
Class A	$1,000.00	1.40%	$1,018.10	$7.12	(b)
Class I	$1,000.00	1.15%	$1,019.40	$5.85	(b)

Hedged Equity Fund:
Actual Fund Return (in parentheses)
Class A (+3.90%)	$1,000.00	1.94%	$1,039.00	$8.51	(a)
Class I (+4.00%)	$1,000.00	1.69%	$1,040.00	$7.41	(a)
Hypothetical 5% Fund Return
Class A	$1,000.00	1.94%	$1,015.40	$9.86	(b)
Class I	$1,000.00	1.69%	$1,016.70	$8.59	(b)

Snow Family of Funds	SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses - (Unaudited)(continued)

Market Plus Fund:	Beginning Account Value (03/28/2013)	Annualized Expense Ratio for the Period	Ending Account Value (08/31/2013)	Expenses Paid During Period
Actual Fund Return (in parentheses)
Class A (+7.35%)	$1,000.00	1.00%	$1,.073.50	$4.46	(a)
(1)Class I (+7.50%)	$1,000.00	0.75%	$1,075.00	$3.35	(a)
Hypothetical 5% Fund Return
Class A	$1,000.00	1.00%	$1,020.20	$5.09	(b)
Class I	$1,000.00	0.75%	$1,021.40	$3.82	(b)

Inflation Advantaged Equities Fund:
Actual Fund Return (in parentheses)
Class A (+2.90%)	$1,000.00	1.50%	$1,029.00	$6.55	(a)
Class I (+3.00%)	$1,000.00	1.25%	$1,030.00	$5.46	(a)
Hypothetical 5% Fund Return
Class A	$1,000.00	1.50%	$1,017.60	$7.36	(b)
Class I	$1,000.00	1.25%	$1,018.90	$6.36	(b)

Dividend Plus Fund:
Actual Fund Return (in parentheses)
Class A (+5.40%)	$1,000.00	1.25%	$1,054.00	$5.52	(a)
Class I (+5.50%)	$1,000.00	1.00%	$1,055.00	$4.42	(a)
Hypothetical 5% Fund Return
Class A	$1,000.00	1.25%	$1,018.90	$6.36	(b)
Class I	$1,000.00	1.00%	$1,020.20	$5.09	(b)

Mid Cap Value Fund:
Actual Fund Return (in parentheses)
Class A (+8.35%)	$1,000.00	1.25%	$1,083.50	$5.60	(a)
Class I (+8.45%)	$1,000.00	1.00%	$1,084.50	$4.48	(a)
Hypothetical 5% Fund Return
Class A	$1,000.00	1.25%	$1,018.90	$6.36	(b)
Class I	$1,000.00	1.00%	$1,020.20	$5.09	(b)

(a)	Expenses are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 157/365 to reflect the period from 03/28/13 through 08/31/13.

(b)	Expenses are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 1-877-244-6235. Please read it carefully before you invest or send money.

Snow Family of Funds	SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses - (Unaudited)(continued)

Total Fund operating expense ratios as stated in the current Fund prospectus dated March 28, 2013 for the Funds were as follows:
Focused Value Fund Class A, gross of fee waivers or expense reimbursements	15.28%
Focused Value Fund Class A, after waiver and reimbursement*	1.40%
Focused Value Fund Class I, gross of fee waivers or expense reimbursements	15.03%
Focused Value Fund Class I, after waiver and reimbursement*	1.15%
Hedged Equity Fund Class A, gross of fee waivers or expense reimbursements	8.39%
Hedged Equity Fund Class A, after waiver and reimbursement*	1.50%
Hedged Equity Fund Class I, gross of fee waivers or expense reimbursements	8.14%
Hedged Equity Fund I, after waiver and reimbursement*	1.25%
Market Plus Fund Class A, gross of fee waivers or expense reimbursements	14.88%
Market Plus Fund Class A, after waiver and reimbursement*	1.00%
Market Plus Fund Class I, gross of fee waivers or expense reimbursements	14.63%
Market Plus Fund Class I, after waiver and reimbursement*	0.75%
Inflation Advantaged Equities Fund Class A, gross of fee waivers or expense reimbursements	15.38%
Inflation Advantaged Equities Fund Class A, after waiver and reimbursement*	1.50%
Inflation Advantaged Equities Fund Class I, gross of fee waivers or expense reimbursements	15.13%
Inflation Advantaged Equities Fund Class I, after waiver and reimbursement*	1.25%
Dividend Plus Fund Class A, gross of fee waivers or expense reimbursements	15.13%
Dividend Plus Fund Class A, after waiver and reimbursement*	1.25%
Dividend Plus Fund Class I, gross of fee waivers or expense reimbursements	14.88%
Dividend Plus Fund Class I, after waiver and reimbursement*	1.00%
Mid Cap Value Fund Class A, gross of fee waivers or expense reimbursements	15.13%
Mid Cap Value Fund Class A, after waiver and reimbursement*	1.25%
Mid Cap Value Fund Class I, gross of fee waivers or expense reimbursements	14.88%
Mid Cap Value Fund Class I, after waiver and reimbursement*	1.00%

* Snow Capital Management L.P. (the “Adviser”) has entered into an Expense Limitation Agreement with the Funds under which it has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in an amount that limits the Funds’ annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, acquired funds fees and expenses, extraordinary expenses, dividend and interest expenses related to short investments, and payments, if any, under the Rule 12b-1 Plan) to not more than 1.15, 1.25%, 0.75%, 1.25%, 1.00% and 1.00% for the Focused Value Fund, Hedged Equity Fund, Market Plus Fund, Inflation Advantaged Equities Fund, Dividend Plus Fund and Mid Cap Value Fund, respectively through at least April 30, 2014. Subject to approval by the Funds’ Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Funds within the three fiscal years following the year in which such waiver occurred, if the Funds are able to make the payment without exceeding the expense limitation in effect at that time.   The current contractual agreement cannot be terminated prior to at least one year after the effective date without the Board of Trustees’ approval.  Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 4) sections of this report for gross and net expense related disclosures during the period since inception of March 28, 2013 through August 31, 2013.

Snow Family of Funds	SEMI-ANNUAL REPORT

BOARD APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT BY AND BETWEEN THE TRUST AND SNOW CAPITAL MANAGEMENT L.P.

On December 19, 2012, the Board of Trustees (the “Board” or the “Trustees”) of the 360 Funds (the “Trust”), comprised entirely of Trustees who are not “interested persons” of the Trust, as that term is defined by Section 2(a)(19) of the Investment Company Act of 1940 (the “Independent Trustees”), met in person to review and discuss approving the Investment Advisory Agreement between the Trust and Snow Capital Management L.P. (the “Adviser”) with respect to the Snow Capital Focused Value Fund, the Snow Capital Hedged Equity Fund, the Snow Capital Market Plus Fund, the Snow Capital Inflation Advantaged Equities Fund, the Snow Capital Dividend Plus Fund and the Snow Capital Mid Cap Value Fund (the “Funds”).

With the assistance and advice of independent counsel, the Trustees had requested and received information prior to the meeting that they deemed relevant or necessary to consider in the approval process. In addition, they received a memorandum from independent counsel discussing, among other things, the fiduciary duties and responsibilities of the Board in reviewing and considering approval. The Trustees reviewed and discussed the foregoing information during a private session with their counsel and during the Board meeting. Counsel also reviewed with the Trustees the types of information and factors that they should and should not take into consideration in making their decision about approval. Throughout the process the Trustees had the opportunity to ask questions, and answers to their questions were considered along with the other materials provided.

In assessing various factors in regard to approval, the Board took into consideration information prepared for the approval meeting, such as: (i) reports regarding the services and support to be provided to the Funds and their shareholders by the Adviser; (ii) presentations by the Funds’ portfolio managers addressing the Adviser’s investment philosophy, investment strategy and operations; (iii) compliance reports and background concerning the Funds and the Adviser; (iv) proposed disclosure information to be contained in the registration statement of the Trust and the Form ADV of the Adviser; (v) information on relevant developments in the mutual fund industry and how the Funds and the Adviser proposed to respond to them; (vi) financial information about the Adviser; (vii) a description of the personnel at the Adviser involved with the Funds, their background, professional skills and accomplishments; (viii) information on investment advice, performance, summaries of proposed fund expenses, compliance program, current legal matters, and other general information about the Adviser; (ix) comparative expense and performance information for other mutual funds that are similar to the Funds; (x) where available, information about performance and fees relative to other accounts managed by the Adviser that might be considered comparable to the Funds in terms of investment style; and (xi) any soft-dollar or other “fall-out” or similar benefits to be realized by the Adviser from its relationship with the Funds.

The Board did not identify any particular factor or information that was most relevant to its consideration to approve the Investment Advisory Agreement and each Trustee may have afforded different weight to the various factors considered. Following is a summary of the Board’s consideration of various factors:

The Nature, Extent, and Quality of the Services Provided by the Adviser.

The Trustees considered various aspects of the nature, extent and quality of the services to be provided by the Adviser to the Funds. They considered the following, without limitation: the quality of the investment advisory services (including research and recommendations with respect to portfolio securities), to be provided; the background, experience and professional ability and skill of the portfolio management personnel assigned to the Funds, noting the commitment to hire and retain qualified personnel to work on behalf of the Funds and their shareholders; the processes used for formulating investment recommendations and assuring compliance with each Fund’s investment objectives and limitations, as well as for assuring compliance with regulatory requirements, specifically noting that the Adviser had not reported any material compliance matter over the last year; the manner in which the Adviser seeks to satisfy their obligation to assure “best execution” in connection with securities transactions placed for the Funds, noting the Adviser’s policies and procedures on trading and brokerage, as well as expected average brokerage commissions paid; the investment strategies and sources of information upon which the

Snow Family of Funds	SEMI-ANNUAL REPORT

BOARD APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT BY AND BETWEEN THE TRUST AND SNOW CAPITAL MANAGEMENT L.P. (Continued)

Adviser expects to rely in making investment decisions for the Funds; where applicable, the fees charged to and the performance of other accounts managed by the Adviser similar to the Funds; the oversight of the Funds’ portfolios by the Adviser; the Adviser’s succession plans and business continuity plans; and the coordination of services for the Funds among the service providers, Trust management and the Trustees.

After reviewing and considering the foregoing information and further information in the materials provided by the Adviser (including its Form ADV), the Board concluded, in light of all the facts and circumstances, that the expected nature, extent and quality of the services to be provided by the Adviser were satisfactory and adequate for the respective Funds.

The Costs of the Services to be provided and Profits Expected to be realized by the Adviser from its Relationships with the Funds.

In considering these factors, the Trustees took into consideration the overall expenses of each Fund, including the nature and frequency of advisory fee payments, the expected asset levels of each Fund and the gross and net expenses of the Funds as compared to gross and net expenses of a group of funds that may be considered similar, noting that the expenses of each of the Funds was within the range of expenses incurred by the other funds in its group. The Trustees also took into consideration the information provided about the financial condition and profitability of the Adviser and the level of commitment to the Funds by the principals of the Adviser to their roles for the Funds.

The Trustees also considered the fees charged by the Adviser to comparable accounts – such as institutional accounts -- they manage in a similar style and noted that, typically, the fees charged to the Funds were similar to fees charged to other accounts managed by the Adviser. The Trustees used this information as a potential gauge for what fees might be considered reasonable for similar investment services, although they also considered that accounts identified as similar for this purpose may also have material differences that impact their overall comparability, such as differences in the range of the investor base served by the account; the average account size; the customization of fees, services and reporting available; the daily liquidity, redemptions and turnover that might occur in a mutual fund that might not be the case in other accounts; the regulatory requirements applicable to a fund that do not apply to many non-fund accounts; and the Board oversight applicable to funds that does not apply to most other types of accounts; to name a few. The Trustees took into consideration these potential differences when assessing both performance and fee information with respect to comparable accounts.

After further consideration of these elements, the Board concluded, in light of all the facts and circumstances, that the costs of the services provided to the Funds and the profits expected to be realized by the Adviser from its relationship with the Funds were satisfactory.

Other Benefits Derived by the Adviser from its Relationships with the Funds and Conflicts of Interest.

The Trustees also considered other benefits that the Adviser could derive from their relationship with the Funds (sometimes referred to as “fall-out” benefits) and conflicts of interest. In particular, the Trustees considered that the Adviser may use “soft dollars,” or Fund commissions, to obtain research, and noted in addition to the amount of soft dollars reported that (i) Adviser reports it would select broker-dealers on the basis of best execution, even though some of the broker-dealers it selects also provide research, (ii) the Adviser reports it would only use “soft dollars” within the Section 28(e) safe harbor, which requires the Adviser to determine that the commissions paid were reasonable in relation to the value of the research received, and (iii) the Adviser would use the research received to implement its investment strategy generally, which benefits the Funds as well as the Adviser’s other accounts.

Snow Family of Funds	SEMI-ANNUAL REPORT

BOARD APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT BY AND BETWEEN THE TRUST AND SNOW CAPITAL MANAGEMENT L.P. (Continued)

After reviewing and considering the foregoing information and other information they deemed relevant with regard to these matters, the Board concluded, in light of all the facts and circumstances, that the other benefits derived by the Adviser from its relationships with the Funds were satisfactory.

Economies of Scale.

The Trustees also considered the extent to which economies of scale would be realized if the Funds grow and whether the advisory fee levels reflect those economies of scale for the benefit of the Funds’ shareholders. In this regard, the Trustees considered the breakpoints in effect on the advisory fee schedule for each of the Funds at various asset levels, which are aimed at sharing with shareholders any economies of scale that are realized from Fund growth.

After considering these factors, the Board concluded, in light of all the facts and circumstances, that the fee levels and breakpoints were satisfactory and adequate to reflect economies of scale for the benefit of the Funds’ shareholders if the Funds grow.

Based on all of the information presented to the Board and its consideration of relevant factors, the Board, in the exercise of its reasonable business judgment, approved the Investment Advisory Agreement for the initial term, and determined that the compensation payable under each of the agreements was fair, reasonable and within a range of what could have been negotiated at arm’s-length in light of all the surrounding circumstances, including the services to be rendered and such other matters as the Board considered to be relevant.

360 FUNDS
4520 Main Street
Suite 1425
Kansas City, MO 64111

INVESTMENT ADVISER
Snow Capital Management, L.P.
2000 Georgetowne Drive
Suite 200
Sewickley, PA 15143

ADMINISTRATOR & TRANSFER AGENT
M3Sixty Administration, LLC
4520 Main Street
Suite 1425
Kansas City, MO 64111

DISTRIBUTOR
Matrix Capital Group, Inc.
242 East 72nd Street
New York, NY 10021

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Sanville & Company
1514 Old York Road
Abington, PA 19001

LEGAL COUNSEL
Graydon Head & Ritchey LLP
1900 Fifth Third Center
511 Walnut Street
Cincinnati, OH 45202

CUSTODIAN BANK
U.S. Bank, N.A
425 Walnut Street
Cincinnati, OH 45202

ITEM 2.	CODE OF ETHICS.

Not applicable at this time.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENT

Included in semi-annual report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS

(1)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(2)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

360 Funds

/s/ Randy Linscott
By Randy Linscott
President,
Date: November 7, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Randy Linscott
By Randy Linscott
President
Date: November 7, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Larry E. Beaver, Jr.
By Larry E. Beaver, Jr.
Treasurer
Date: November 7, 2013